Personnel expenses (Tables)	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Disclosure of detailed information on personnel expenses

	December 31, 2017	December 31, 2016
Salaries and employee benefits	$63,991	$57,735
Share-based compensation (note 19)	3,125	3,024
	$67,116	$60,759